Haynsworth Sinkler Boyd, P.A.
                    1201 Main Street, 22nd Floor (29201-3226)
                       Post Office Box 11889 (29211-1889)
                            Columbia, South Carolina
                             Telephone 803.779.3080
                             Facsimile 803.765.1243

                                                             George S. King, Jr.
                                               direct dial number (803) 540-7818
                                                      email gking@hsblawfirm.com

                               September 30, 2005

FILED VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D. C. 20549

       Re: Carolina National Corporation - Offering of common stock Columbia, South Carolina
                CIK No. 0001157648

Dear Madam or Sir:

          Attached for filing please find a Registration Statement on Form SB-2 relating to a proposed offering of Carolina National Corporation common stock. The offering is being underwritten by Scott & Stringfellow, Inc.

          If you have questions regarding this filing, please call me or Joe Clark at (803) 779-3080.

                               Very truly yours,

                               /s/George S. King, Jr.

                               George S. King, Jr.

Enclosures
GSK/pd